Summary of Significant Accounting Policies - Summary of Equity Securities without Readily Determinable Fair Value (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity Securities without Readily Determinable Fair Value [Line Items]
Upward adjustments	¥ 0		¥ 3,149
Downward adjustments (including impairment)	0	(36,600)
Total unrealized gain (losses)	0	(36,600)	¥ 3,149
Initial cost basis	872,021	854,174
Upward adjustments	3,319	3,319
Downward adjustments (including impairment)	(36,600)	(36,600)
Total carrying value at the end of the period	¥ 838,740	¥ 820,893